Share-Based Payments - Data Related to All Restricted Stock Unit Activity (Detail) (Restricted Stock Units [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010 Year	Dec. 31, 2009 Year
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant date fair-value-based amount of shares vested	$ 279	$ 311	$ 131
Total compensation cost related to nonvested RSU awards not yet recognized, pre-tax	$ 264	$ 230	$ 198
Weighted-average period over which RSU cost is expected to be recognized (years)	1.3	1.4	1.3